Schedule of other non-controlling interests (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Other long-term liabilities	$ 619	$ 693
Trade and other payables	$ 75	$ 38